Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 91.65%
Belgium – 1.36%
148,960	Anheuser-Busch InBev SA/NV	$8,980,794
Brazil – 5.27%
2,344,100	Ambev SA	6,559,325
868,979	Embraer SA Sponsored – ADR(a)	15,424,377
1,466,700	Telefonica Brasil SA	12,732,506
		34,716,208
China – 2.00%
897,500	Alibaba Group Holding Ltd.(a)	13,189,285
France – 18.43%
144,841	BNP Paribas SA	10,014,461
852,822	Carrefour SA	15,635,211
240,385	Danone SA	14,942,206
865,119	Engie SA	12,808,426
1,082,792	Orange SA	11,566,584
238,165	Publicis Groupe SA	16,046,143
109,350	Renault SA(a)	3,793,393
180,384	Sanofi	18,100,457
127,764	Societe BIC SA	6,883,135
227,660	TotalEnergies SE(b)	11,587,946
		121,377,962
Germany – 6.44%
88,582	BASF SE	6,217,161
245,735	Fresenius & Co. KGaA	9,876,931
192,952	HeidelbergCement AG	13,058,423
169,829	Henkel AG & Co. KGaA	13,238,375
		42,390,890
Hong Kong – 0.66%
11,842,000	First Pacific Co. Ltd.	4,358,618
Italy – 6.03%
373,911	Buzzi Unicem SpA	8,056,249
948,994	Eni SpA	13,188,920
4,158,760	Intesa Sanpaolo SpA	10,741,764
16,264,983	Telecom Italia Rsp	7,721,442
		39,708,375
Shares		Value
Japan – 13.04%
243,700	Dai Nippon Printing Co. Ltd.	$6,133,153
362,200	Honda Motor Co. Ltd.	10,304,860
2,132,500	Mitsubishi UFJ Financial Group, Inc.	11,605,657
400,799	MS&AD Insurance Group Holdings, Inc.	12,341,522
983,300	Nissan Motor Co. Ltd.(a)	4,736,111
299,200	Sumitomo Mitsui Trust Holdings, Inc.	10,004,755
176,000	Taisho Pharmaceutical Holdings Co. Ltd.	8,124,157
829,483	Takeda Pharmaceutical Co. Ltd.	22,651,780
		85,901,995
Mexico – 3.74%
1,359,220	Cemex SAB de CV Sponsored – ADR(a)	9,215,512
14,564,736	Fibra Uno Administracion SA de CV	15,393,074
		24,608,586
Netherlands – 0.97%
1,283,691	Aegon NV	6,381,948
South Korea – 4.01%
150,417	Hana Financial Group, Inc.	5,314,096
39,208	Hyundai Mobis Co. Ltd.	8,380,986
115,220	KT&G Corp.	7,654,970
21,704	POSCO	5,032,873
		26,382,925
Spain – 1.27%
709,054	Repsol SA	8,397,420
Switzerland – 11.28%
1,372,275	Credit Suisse Group AG Registered	13,305,057
206,150	Novartis AG Registered	18,114,819
16,342	Swatch Group AG Bearer	4,976,728

The accompanying notes to financial statements are an integral part of these Schedule of Investments.
0

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

Shares		Value
171,045	Swatch Group AG Registered	$10,000,429
107,656	Swiss Re AG	10,627,104
964,218	UBS Group AG Registered	17,307,036
		74,331,173
United Kingdom – 17.15%
2,632,376	Barclays Plc	6,705,357
2,688,660	BP Plc	12,046,876
1,074,306	GlaxoSmithKline Plc	23,390,610
400,385	Imperial Brands Plc	8,774,358
3,076,322	J Sainsbury Plc	11,499,190
1,472,217	Kingfisher Plc	6,771,824
2,661,252	Marks & Spencer Group Plc(a)	8,371,777
57,832	Reckitt Benckiser Group Plc	4,978,390
3,517,984	Tesco Plc	13,850,573
1,090,995	WPP Plc	16,613,381
		113,002,336
TOTAL COMMON STOCKS (Cost $629,088,965)		$603,728,515
Shares		Value
PREFERRED STOCKS – 5.44%
Brazil – 1.72%
2,233,200	Petroleo Brasileiro SA, 7.52%(c)	$11,344,986
Russia – 1.51%
19,333,252	Surgutneftegas PJSC, 17.46%(c)	9,907,523
Spain – 2.21%
1,279,359	Grifols SA – Class B, 7.27%(c)	14,549,359
TOTAL PREFERRED STOCKS (Cost $37,358,014)		$35,801,868

	Shares	Value
SHORT-TERM INVESTMENTS – 2.98%
Money Market Funds — 2.98%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(d)	19,647,773	$19,647,773
TOTAL SHORT-TERM INVESTMENTS (Cost $19,647,773)		$19,647,773
Total Investments (Cost $686,094,752) – 100.07%		$659,178,156
Liabilities in Excess of Other Assets – (0.07)%		(450,029)
TOTAL NET ASSETS – 100.00%		$658,728,127

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan. See Note 2 in the Notes to Financial Statements.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	The rate shown is the annualized seven day yield as of December 31, 2021.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2021

COMMON STOCKS
Aerospace & Defense	2.34%
Auto Components	1.27%
Automobiles	2.87%
Banks	8.26%
Beverages	2.36%
Capital Markets	4.65%
Chemicals	0.95%
Commercial Services & Supplies	1.97%
Construction Materials	4.61%
Diversified Financial Services	0.66%
Diversified Telecommunication Services	4.86%
Equity Real Estate Investment Trusts	2.34%
Food & Staples Retailing	6.21%
Food Products	2.27%
Health Care Providers & Services	1.50%
Household Products	2.77%
Insurance	4.45%
Internet & Direct Marketing Retail	2.00%
Media	4.96%
Metals & Mining	0.77%
Multiline Retail	1.27%
Multi-Utilities	1.94%
Oil, Gas & Consumable Fuels	6.86%
Pharmaceuticals	13.72%
Specialty Retail	1.03%
Textiles, Apparel & Luxury Goods	2.27%
Tobacco	2.49%
TOTAL COMMON STOCKS	91.65%
PREFERRED STOCKS
Biotechnology	2.21%
Oil, Gas & Consumable Fuels	3.23%
TOTAL PREFERRED STOCKS	5.44%
SHORT-TERM INVESTMENTS	2.98%
TOTAL INVESTMENTS	100.07%
Liabilities in Excess of Other Assets	(0.07)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 97.41%
Austria – 2.84%
29,448	Erste Group Bank AG	$1,380,534
Brazil – 2.01%
168,020	Embraer SA(a)	750,450
12,908	Embraer SA Sponsored – ADR(a)	229,117
		979,567
Chile – 0.41%
5,632,734	Enel Chile SA	197,014
China – 3.82%
62,300	Alibaba Group Holding Ltd.(a)	915,535
90,399	Gree Electric Appliances, Inc. of Zhuhai – Class A	527,294
413,000	Topsports International Holdings Ltd.	418,301
		1,861,130
France – 11.02%
34,202	Carrefour SA	627,042
28,638	Engie SA	423,997
31,200	Engie SA(a)	461,928
15,034	Publicis Groupe SA	1,012,902
12,685	Sanofi	1,272,864
2,650	Schneider Electric SE	520,978
20,488	TotalEnergies SE	1,042,844
		5,362,555
Germany – 1.90%
13,695	HeidelbergCement AG	926,837
Ireland – 1.04%
9,567	CRH Plc	506,916
Italy – 1.18%
41,240	Eni SpA	573,145
Japan – 1.24%
21,200	Honda Motor Co. Ltd.	603,156
Malaysia – 1.38%
600,000	Genting Berhad	672,588
Mexico – 1.45%
668,608	Fibra Uno Administracion SA de CV	706,634
Shares		Value
South Korea – 6.19%
2,433	Hyundai Mobis Co. Ltd.	$520,071
3,846	Hyundai Motor Co.	675,086
5,067	KT&G Corp.	336,641
13,607	Samsung Electronics Co. Ltd.	893,639
5,365	SK Hynix, Inc.	589,252
		3,014,689
Spain – 1.10%
45,360	Repsol SA	537,204
Switzerland – 2.86%
77,518	UBS Group AG Registered	1,391,394
United Kingdom – 14.73%
136,670	Barclays Plc	348,135
215,586	BP Plc	965,960
61,223	GlaxoSmithKline Plc	1,332,994
40,460	Imperial Brands Plc	886,673
98,722	J Sainsbury Plc	369,019
164,394	Kingfisher Plc	756,170
14,819	Royal Dutch Shell Plc – ADR – Class B	642,404
217,768	Tesco Plc	857,369
66,573	WPP Plc	1,013,756
		7,172,480
United States – 44.24%
6,187	Amdocs Ltd.	463,035
14,017	American International Group, Inc.	797,007
28,633	Bank of America Corp.	1,273,882
9,412	Bank of New York Mellon Corp.	546,649
12,799	Cardinal Health, Inc.	659,021
15,020	Change Healthcare, Inc.(a)	321,128
3,994	Cigna Corp.	917,142
19,954	Citigroup, Inc.	1,205,022
13,243	Comcast Corp. – Class A	666,520
8,977	CVS Health Corp.	926,067
4,807	Emerson Electric Co.	446,907
3,158	FedEx Corp.	816,785
6,146	Fiserv, Inc.(a)	637,893
3,110	General Dynamics Corp.	648,342
20,471	Halliburton Co.	468,172
2,628	HCA Healthcare, Inc.	675,186
3,238	JPMorgan Chase & Co.	512,737

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

Shares		Value
1,669	Laboratory Corp. of America Holdings(a)	$524,416
4,426	McKesson Corp.	1,100,171
14,370	Merck & Co., Inc.	1,101,317
2,460	Mohawk Industries, Inc.(a)	448,163
22,147	Old Republic International Corp.	544,373
13,977	OneMain Holdings, Inc.	699,409
22,104	Pfizer, Inc.	1,305,241
2,517	PNC Financial Services Group, Inc.	504,709
7,801	State Street Corp.	725,493
9,998	Textron, Inc.	771,846
10,604	Truist Financial Corp.	620,864
25,275	Wells Fargo & Co.	1,212,694
		21,540,191
TOTAL COMMON STOCKS (Cost $37,636,102)		$47,426,034
Shares		Value
PREFERRED STOCKS – 1.16%
South Korea – 0.38%
3,072	Samsung Electronics Co. Ltd., 2.023%(b)	$183,662
Spain – 0.78%
33,952	Grifols SA – ADR, 8.095%(b)	381,281
TOTAL PREFERRED STOCKS (Cost $652,660)		$564,943

	Shares	Value
SHORT-TERM INVESTMENTS – 1.62%
Money Market Funds — 1.62%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(c)	790,950	$790,950
TOTAL SHORT-TERM INVESTMENTS (Cost $790,949)		$790,950
Total Investments (Cost $39,079,711) – 100.19%		$48,781,927
Liabilities in Excess of Other Assets – (0.19)%		(92,564)
TOTAL NET ASSETS – 100.00%		$48,689,363

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(c)	The rate shown is the annualized seven day yield as of December 31, 2021.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Global Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2021

COMMON STOCKS
Aerospace & Defense	4.93%
Air Freight & Logistics	1.68%
Auto Components	1.07%
Automobiles	2.63%
Banks	14.50%
Capital Markets	5.47%
Construction Materials	2.94%
Consumer Finance	1.44%
Electric Utilities	0.41%
Electrical Equipment	1.99%
Energy Equipment & Services	0.96%
Equity Real Estate Investment Trusts	1.45%
Food & Staples Retailing	3.81%
Health Care Providers & Services	9.86%
Health Care Technology	0.66%
Hotels, Restaurants & Leisure	1.38%
Household Durables	2.00%
Insurance	2.76%
Internet & Direct Marketing Retail	1.88%
IT Services	2.26%
Media	5.53%
Multi-Utilities	1.82%
Oil, Gas & Consumable Fuels	7.72%
Pharmaceuticals	10.30%
Semiconductors & Semiconductor Equipment	1.21%
Specialty Retail	2.41%
Technology Hardware, Storage & Peripherals	1.83%
Tobacco	2.51%
TOTAL COMMON STOCKS	97.41%
PREFERRED STOCKS
Biotechnology	0.78%
Technology Hardware, Storage & Peripherals	0.38%
TOTAL PREFERRED STOCKS	1.16%
SHORT-TERM INVESTMENTS	1.62%
TOTAL INVESTMENTS	100.19%
Liabilities in Excess of Other Assets	(0.19)%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 97.83%
Brazil – 7.29%
2,653,919	Embraer SA Sponsored – ADR(a)	$47,107,062
5,295,800	Sendas Distribuidora SA	12,352,786
1,125,300	Telefonica Brasil SA	9,768,793
630,648	Telefonica Brasil SA – ADR	5,455,105
6,051,000	TIM SA(a)	14,332,974
		89,016,720
Chile – 1.46%
2,807,979	Empresa Nacional de Telecomunicaciones SA	9,488,464
161,104,262	Enel Chile SA	5,634,868
1,509,388	Enel Chile SA Sponsored – ADR	2,731,992
		17,855,324
China – 23.97%
3,327,600	Alibaba Group Holding Ltd.(a)	48,901,021
13,104,000	China Education Group Holdings Ltd.	21,294,084
4,432,991	China South Publishing & Media Group Co. Ltd. – Class A	6,674,296
5,119,000	Galaxy Entertainment Group Ltd.(a)	26,555,334
21,333,500	Genertec Universal Medical Group Co. Ltd.(b)	15,411,256
3,599,996	Gree Electric Appliances, Inc. of Zhuhai – Class A	20,998,667
1,926,946	Midea Group Co. Ltd. – Class A	22,370,758
3,596,500	Ping An Insurance Group Co of China Ltd. – Class H	25,916,813
Shares		Value
11,240,200	Shanghai Pharmaceuticals Holding Co. Ltd. – Class H	$21,328,753
17,007,000	Topsports International Holdings Ltd.(b)	17,225,288
15,603,000	TravelSky Technology Ltd. – Class H	26,253,292
6,589,000	Weichai Power Co. Ltd. – Class H	12,922,440
10,355,400	Wynn Macau Ltd.(a)	8,409,090
645,248	ZTO Express Cayman, Inc. – ADR	18,208,899
		292,469,991
Czech Republic – 0.52%
521,469	O2 Czech Republic AS	6,372,374
Greece – 1.14%
750,114	Hellenic Telecommunications Organization SA	13,857,714
Hong Kong – 4.25%
2,354,000	AIA Group Ltd.	23,758,563
23,477,920	First Pacific Co. Ltd.	8,641,385
10,597,500	Lifestyle International Holdings Ltd.(a)	5,834,582
5,041,200	Luk Fook Holdings International Ltd.	13,576,726
		51,811,256
India – 3.34%
1,087,855	HDFC Bank Ltd.	21,536,520
5,768,676	Indus Towers Ltd.	19,234,741
		40,771,261
Indonesia – 6.38%
96,895,011	Bank Rakyat Indonesia Persero Tbk PT	27,898,612
6,771,212	Gudang Garam Tbk PT	14,540,756

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

Shares		Value
37,711,800	Indofood Sukses Makmur Tbk PT	$16,745,112
83,615,215	XL Axiata Tbk PT	18,607,831
		77,792,311
Malaysia – 1.93%
21,002,200	Genting Berhad	23,543,033
Mexico – 7.56%
6,906,858	America Movil SAB de CV	7,316,537
4,076,770	Cemex SAB de CV Sponsored – ADR(a)	27,640,501
30,944,403	Fibra Uno Administracion SA de CV	32,704,299
4,099,700	Macquarie Mexico Real Estate Management SA de CV(b)	5,251,893
13,730,184	PLA Administradora Industrial S de RL de CV	19,225,141
512,122	Urbi Desarrollos Urbanos SAB de CV(a)	175,080
		92,313,451
Panama – 2.15%
644,836	Banco Latinoamericano de Comercio Exterior SA – Class E	10,704,277
187,415	Copa Holdings SA – Class A(a)	15,491,724
		26,196,001
Philippines – 1.76%
11,870,454	Bank of the Philippine Islands	21,451,436
Russia – 7.29%
7,991,655	Detsky Mir PJSC	13,278,139
211,961	Lukoil PJSC Sponsored – ADR	18,566,236
4,858,073	Mobile TeleSystems Public Joint Stock Company	19,318,748
Shares		Value
7,183,510	Sberbank of Russia PJSC	$28,089,723
1,571,174	Sistema PJSFC Sponsored – GDR	9,726,327
		88,979,173
South Korea – 12.74%
468,867	KT&G Corp.	31,150,517
110,930	POSCO	25,723,212
782,730	Samsung Electronics Co. Ltd.	51,405,770
636,890	Shinhan Financial Group Co. Ltd.	19,679,298
250,849	SK Hynix, Inc.	27,551,399
		155,510,196
Spain – 0.59%
10,196,879	Prosegur Cash SA(b)	7,181,818
Taiwan – 11.41%
2,368,000	Accton Technology Corp.	22,188,645
173,000	Largan Precision Co. Ltd.	15,391,078
2,738,000	Taiwan Semiconductor Manufacturng Co. Ltd.	60,567,295
1,022,000	Wiwynn Corp.	41,107,419
		139,254,437
Thailand – 4.05%
2,505,800	Bangkok Bank PCL – Class F	9,082,087
1,578,500	Bangkok Bank PCL – NVDR	5,721,156
92,422,081	Jasmine Broadband Internet Infrastructure Fund – Class F	28,497,154
1,624,500	Siam Commercial Bank PCL – Class F	6,166,200
		49,466,597
TOTAL COMMON STOCKS (Cost $1,295,879,684)		$1,193,843,093

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

Shares		Value
PREFERRED STOCKS – 2.05%
Brazil – 2.05%
4,920,700	Petroleo Brasileiro SA, 7.518%(c)	$24,997,884
TOTAL PREFERRED STOCKS (Cost $22,557,592)		$24,997,884
Total Investments (Cost $1,318,437,276) – 99.88%	$1,218,840,977
Other Assets in Excess of Liabilities – 0.12%	1,436,716
TOTAL NET ASSETS – 100.00%	$1,220,277,693

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $45,070,254 which represented 3.69% of the net assets of the Fund.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Emerging Markets Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2021

COMMON STOCKS
Aerospace & Defense	3.86%
Air Freight & Logistics	1.49%
Airlines	1.27%
Banks	11.44%
Commercial Services & Supplies	0.59%
Communications Equipment	1.82%
Construction Materials	2.26%
Diversified Consumer Services	1.75%
Diversified Financial Services	0.88%
Diversified Telecommunication Services	4.49%
Electric Utilities	0.68%
Electronic Equipment, Instruments & Components	1.26%
Equity Real Estate Investment Trusts	4.69%
Food & Staples Retailing	1.01%
Food Products	2.08%
Health Care Providers & Services	3.01%
Hotels, Restaurants & Leisure	4.80%
Household Durables	3.56%
Insurance	4.07%
Internet & Direct Marketing Retail	4.01%
IT Services	2.15%
Machinery	1.06%
Media	0.55%
Metals & Mining	2.11%
Multiline Retail	0.48%
Oil, Gas & Consumable Fuels	1.52%
Semiconductors & Semiconductor Equipment	7.22%
Specialty Retail	3.61%
Technology Hardware, Storage & Peripherals	7.58%
Tobacco	3.74%
Wireless Telecommunication Services	8.79%
TOTAL COMMON STOCKS	97.83%
PREFERRED STOCKS
Oil, Gas & Consumable Fuels	2.05%
TOTAL PREFERRED STOCKS	2.05%
TOTAL INVESTMENTS	99.88%
Other Assets in Excess of Liabilities	0.12%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 94.27%
Austria – 0.89%
212,135	Addiko Bank AG	$3,318,178
Belgium – 0.90%
421,096	Ontex Group NV(a)	3,360,645
Brazil – 6.12%
5,137,240	Embraer SA(a)	22,945,131
Canada – 5.63%
161,682	Cameco Corp.	3,526,284
181,150	Corby Spirit and Wine Ltd.	2,401,586
647,829	Dorel Industries, Inc. – Class B(a)	10,493,708
265,188	Sierra Wireless, Inc.(a)	4,672,613
		21,094,191
Chile – 1.38%
147,505,327	Enel Chile SA	5,159,224
China – 2.08%
12,512,900	Boyaa Interactive International Ltd.(a)	802,361
289,969	China Yuchai International Ltd.	4,326,338
7,950,500	Weiqiao Textile Co. – Class H	2,672,602
		7,801,301
France – 5.57%
543,689	Elior Group SA(a),(b)	3,938,454
73,455	Savencia SA	5,120,435
135,370	Societe BIC SA	7,292,899
109,884	Vicat SA	4,501,947
		20,853,735
Germany – 0.98%
60,230	Draegerwerk AG & Co. KGaA	3,687,224
Greece – 0.64%
236,992	Sarantis SA	2,401,357
Hong Kong – 5.56%
4,180,050	APT Satellite Holdings Ltd.	1,222,712
2,059,500	Dickson Concepts International Ltd.	1,164,776
66,630,000	Emperor Watch & Jewellery Ltd.	1,754,430
Shares		Value
18,209,000	First Pacific Co. Ltd.	$6,702,083
8,314,020	PAX Global Technology Ltd.	5,885,671
25,232,000	Pico Far East Holdings Ltd.	4,108,583
		20,838,255
Hungary – 2.08%
6,131,844	Magyar Telekom Telecommunications Plc	7,776,730
Ireland – 6.12%
3,146,582	AIB Group Plc(a)	7,666,301
344,274	Avadel Pharmaceuticals Plc – ADR(a)	2,781,734
2,826,375	C&C Group Plc(a)	8,883,136
2,045,203	Greencore Group Plc(a)	3,584,929
		22,916,100
Israel – 1.19%
88,762	Taro Pharmaceutical Industries Ltd.(a)	4,447,864
Italy – 1.97%
164,333	Buzzi Unicem SpA	3,540,702
580,418	Credito Emiliano SpA	3,831,101
		7,371,803
Japan – 20.16%
41,300	C Uyemura & Co. Ltd.	2,216,844
948,100	Concordia Financial Group Ltd.	3,443,074
116,800	DeNa Co. Ltd.	1,798,586
469,100	Fuji Media Holdings, Inc.	4,513,987
25,600	Fukuda Denshi Co. Ltd.	1,911,463
160,500	Futaba Corp.	975,495
1,663,400	Hachijuni Bank Ltd.	5,682,728
1,318,500	Hyakugo Bank Ltd.	3,939,132
282,000	Japan Petroleum Exploration Co. Ltd.	6,140,774
97,900	Kaken Pharmaceutical Co. Ltd.	3,584,419

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

Shares		Value
327,100	Kissei Pharmaceutical Co. Ltd.	$6,418,647
293,200	Koatsu Gas Kogyo Co. Ltd.	2,011,135
1,077,244	Komori Corp.	6,443,244
513,400	Kyushu Financial Group, Inc.	1,865,156
221,200	Mitsubishi Shokuhin Co. Ltd.	5,321,136
161,800	Nichiban Co. Ltd.	2,521,927
183,200	Oita Bank Ltd.	2,908,106
99,200	Sankyo Co. Ltd.	2,571,511
226,600	Tachi-S Co. Ltd.	2,490,708
107,100	Taisho Pharmaceutical Holdings Co. Ltd.	4,943,734
172,700	Yodogawa Steel Works Ltd.	3,824,980
		75,526,786
Malaysia – 1.30%
4,331,100	Genting Berhad	4,855,074
Mexico – 6.90%
357,715	Cemex SAB de CV Sponsored – ADR(a)	2,425,308
24,958,198	Consorcio ARA SAB de CV	5,229,209
279,501,983	Desarrolladora Homex SAB de CV(a),(c)	737,130
10,869,393	Fibra Uno Administracion SA de CV	11,487,566
4,448,928	Macquarie Mexico Real Estate Management SA de CV(b)	5,699,269
806,929	Urbi Desarrollos Urbanos SAB de CV(a),(c)	275,867
		25,854,349
Panama – 1.54%
348,146	Banco Latinoamericano de Comercio Exterior SA – Class E	5,779,224
Shares		Value
Slovenia – 2.16%
474,148	Nova Ljubljanska Banka – GDR(b)	$8,101,122
South Korea – 2.66%
99,461	Binggrae Co. Ltd.	4,448,360
5,607	Namyang Dairy Products Co. Ltd.	1,919,705
47,314	Samchully Co. Ltd.	3,613,584
		9,981,649
Spain – 3.12%
663,206	Atresmedia Corp de Medios de Comunicacion SA	2,518,880
329,926	Bankinter SA	1,681,020
1,267,736	Lar Espana Real Estate Socimi SA	7,489,937
		11,689,837
Turkey – 1.02%
2,891,308	Ulker Biskuvi Sanayi AS	3,809,471
United Kingdom – 14.30%
1,573,206	Balfour Beatty Plc	5,603,991
1,709,111	De La Rue Plc(a)	3,594,973
2,790,691	J Sainsbury Plc	10,431,511
903,776	LSL Property Services Plc	5,015,555
1,996,519	Marks & Spencer Group Plc(a)	6,280,657
10,975,353	Mitie Group Plc	9,581,921
2,463,874	Premier Foods Plc	3,728,504
611,696	TechnipFMC Plc(a)	3,621,240
1,236,791	Yellow Cake Plc(a),(b)	5,716,467
		53,574,819
TOTAL COMMON STOCKS (Cost $345,283,278)		$353,144,069
PREFERRED STOCKS – 1.48%
Germany – 1.48%
87,912	Draegerwerk AG & Co. KGaA(d)	$5,529,852
TOTAL PREFERRED STOCKS (Cost $5,609,044)		$5,529,852

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

Shares		Value
INVESTMENT COMPANIES – 0.60%
Canada – 0.60%
204,134	Sprott Physical Uranium Trust(a)	$2,247,983
TOTAL INVESTMENT COMPANIES (Cost $1,888,196)		$2,247,983
	Shares	Value
SHORT-TERM INVESTMENTS – 0.95%
Money Market Funds — 0.95%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(e)	3,553,957	$3,553,957
TOTAL SHORT-TERM INVESTMENTS (Cost $3,553,957)		$3,553,957
Total Investments (Cost $356,334,475) – 97.30%		$364,475,861
Other Assets in Excess of Liabilities – 2.70%		10,120,118
TOTAL NET ASSETS – 100.00%		$374,595,979

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt
GDR Global Depositary Receipt

(a)	Non-income producing security.
(b)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,455,312 which represented 6.26% of the net assets of the Fund.
(c)	Affiliated issuer. See Note 3 in the Notes to Financial Statements.
(d)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(e)	The rate shown is the annualized seven day yield as of December 31, 2021.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2021

COMMON STOCKS
Aerospace & Defense	6.12%
Auto Components	0.66%
Banks	11.34%
Beverages	3.01%
Chemicals	1.13%
Commercial Services & Supplies	6.14%
Communications Equipment	1.25%
Construction & Engineering	1.49%
Construction Materials	2.80%
Diversified Financial Services	3.33%
Diversified Telecommunication Services	2.40%
Electric Utilities	1.38%
Electrical Equipment	0.26%
Electronic Equipment, Instruments & Components	1.57%
Energy Equipment & Services	0.97%
Entertainment	0.69%
Equity Real Estate Investment Trusts	6.59%
Food & Staples Retailing	4.20%
Food Products	6.04%
Gas Utilities	0.96%
Health Care Equipment & Supplies	1.49%
Hotels, Restaurants & Leisure	2.35%
Household Durables	4.46%
Leisure Products	0.69%
Machinery	2.88%
Media	2.97%
Metals & Mining	1.02%
Multiline Retail	1.68%
Oil, Gas & Consumable Fuels	2.58%
Personal Products	1.54%
Pharmaceuticals	5.92%
Real Estate Management & Development	1.34%
Specialty Retail	0.78%
Textiles, Apparel & Luxury Goods	0.71%
Trading Companies & Distributors	1.53%
TOTAL COMMON STOCKS	94.27%
PREFERRED STOCKS
Health Care Equipment & Supplies	1.48%
TOTAL PREFERRED STOCKS	1.48%
INVESTMENT COMPANIES
Financial	0.60%
TOTAL INVESTMENT COMPANIES	0.60%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes International Small Cap Equity Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2021 (continued)

SHORT-TERM INVESTMENTS	0.95%
TOTAL INVESTMENTS	97.30%
Other Assets in Excess of Liabilities	2.70%
TOTAL NET ASSETS	100.00%
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 90.34%
Aerospace & Defense – 12.76%
6,257	Embraer SA Sponsored – ADR(a)	$111,062
1,166	Moog, Inc. – Class A	94,411
913	National Presto Industries, Inc.	74,893
6,655	Park Aerospace Corp.	87,846
		368,212
Banks – 2.77%
699	ACNB Corp.	21,865
670	Eagle Bancorp Montana, Inc.	15,396
1,176	National Bankshares, Inc.	42,642
		79,903
Biotechnology – 5.66%
1,523	Eagle Pharmaceuticals, Inc.(a)	77,551
11,508	PDL BioPharma, Inc.(a),(b)	28,425
266	United Therapeutics Corp.(a)	57,477
		163,453
Commercial Services & Supplies – 1.01%
2,489	Steelcase, Inc. – Class A	29,171
Communications Equipment – 5.80%
3,166	NETGEAR, Inc.(a)	92,479
5,006	Ribbon Communications, Inc.(a)	30,286
2,536	Sierra Wireless, Inc.(a)	44,685
		167,450
Construction & Engineering – 2.53%
19,334	Orion Group Holdings, Inc.(a)	72,889
Electric Utilities – 1.10%
478	ALLETE, Inc.	31,715
Electronic Equipment, Instruments & Components – 4.10%
5,143	Arlo Technologies, Inc.(a)	53,950
1,559	Avnet, Inc.	64,278
		118,228
Energy Equipment & Services – 5.66%
5,193	Dril-Quip, Inc.(a)	102,198
Shares		Value
1,434	Halliburton Co.	$32,796
1,189	Helmerich & Payne, Inc.	28,179
		163,173
Equity Real Estate Investment Trusts – 3.04%
3,389	Equity Commonwealth(a)	87,775
Food & Staples Retailing – 1.57%
525	Ingles Markets, Inc. – Class A	45,329
Food Products – 1.56%
1,214	Cal-Maine Foods, Inc.	44,906
Health Care Equipment & Supplies – 0.54%
1,354	Invacare Corp.(a)	3,683
1,990	LENSAR, Inc.(a)	11,860
		15,543
Health Care Providers & Services – 3.70%
1,650	MEDNAX, Inc.(a)	44,897
738	Premier, Inc. – Class A	30,383
886	Triple-S Management Corp. – Class B(a)	31,613
		106,893
Household Durables – 4.09%
3,721	Dorel Industries, Inc. – Class B(a)	60,274
1,648	Taylor Morrison Home Corp.(a)	57,614
		117,888
Insurance – 6.58%
373	American National Group, Inc.	70,437
5,669	Crawford & Co. – Class A	42,461
359	National Western Life Group, Inc. – Class A	76,984
		189,882
IT Services – 0.38%
766	SolarWinds Corp.	10,863
Machinery – 9.50%
1,835	Flowserve Corp.	56,151
8,267	Graham Corp.	102,841
2,391	Hurco Companies, Inc.	71,013
3,204	L.B. Foster Co. – Class A(a)	44,055
		274,060

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

Shares		Value
Multi-Utilities – 1.07%
729	Avista Corp.	$30,975
Oil, Gas & Consumable Fuels – 4.85%
1,288	Chesapeake Energy Corp.	83,102
2,148	World Fuel Services Corp.	56,857
		139,959
Personal Products – 4.05%
2,558	Edgewell Personal Care Co.	116,926
Pharmaceuticals – 5.50%
2,650	Avadel Pharmaceuticals Plc – ADR(a)	21,412
2,945	Phibro Animal Health Corp. – Class A	60,137
1,273	Prestige Consumer Healthcare, Inc.(a)	77,207
		158,756
Shares		Value
Professional Services – 1.42%
2,301	Resources Connection, Inc.	$41,050
Software – 0.35%
899	N-Able, Inc.(a)	9,979
Thrifts & Mortgage Finance – 0.75%
857	Territorial Bancorp, Inc.	21,639
TOTAL COMMON STOCKS (Cost $2,333,249)		$2,606,617
INVESTMENT COMPANIES – 1.52%
Financial – 1.52%
3,977	Sprott Physical Uranium Trust(a)	$43,796
TOTAL INVESTMENT COMPANIES (Cost $37,826)		$43,796

	Principal Amount	Value
CORPORATE BONDS – 0.45%
Multi-Utilities – 0.45%
Avista Corp. 5.125%, 4/1/2022	$ 13,000	$ 13,143
TOTAL CORPORATE BONDS (Cost $13,153)		$13,143

	Shares	Value
SHORT-TERM INVESTMENTS – 6.75%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.000%, (c)	194,677	$ 194,677
TOTAL SHORT-TERM INVESTMENTS (Cost $194,677)		$194,677
Total Investments (Cost $2,578,905) – 99.06%		$2,858,233
Other Assets in Excess of Liabilities – 0.94%		27,206
TOTAL NET ASSETS – 100.00%		$2,885,439

Percentages are stated as a percent of net assets.
ADR American Depositary Receipt

(a)	Non-income producing security.
(b)	The price for this security was derived from an estimate of fair market value using methods approved by the Fund’s Board of Trustees. This security represents $28,425 or 0.99% of the Fund’s net assets and is classified as a Level 3 security. See Note 2 in the Notes to Financial Statements.
(c)	The rate shown is the annualized seven day yield as of December 31, 2021.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY COUNTRY — December 31, 2021

COMMON STOCKS
Brazil	3.85%
Canada	3.64%
Ireland	0.74%
United States	82.11%
TOTAL COMMON STOCKS	90.34%
CORPORATE BONDS
United States	0.45%
TOTAL CORPORATE BONDS	0.45%
INVESTMENT COMPANIES
Canada	1.52%
TOTAL INVESTMENT COMPANIES	1.52%
SHORT-TERM INVESTMENTS	6.75%
TOTAL INVESTMENTS	99.06%
Other Assets in Excess of Liabilities	0.94%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Household Durables – 0.00%
Urbi Desarrollos Urbanos SAB de CV (a)	1,564	$ 535
TOTAL COMMON STOCKS (Cost $292,050)		$535

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 4.96%
Federal Home Loan Mortgage Corporation – 1.61%
Pool A9-3505 4.500%, 8/1/2040	$47,929	$ 53,026
Pool G0-6018 6.500%, 4/1/2039	16,128	18,360
Pool G1-8578 3.000%, 12/1/2030	656,376	688,764
Pool SD-8001 3.500%, 7/1/2049	221,043	233,110
Pool SD-8003 4.000%, 7/1/2049	269,624	286,668
		1,279,928
Federal National Mortgage Association – 3.35%
Pool 934124 5.500%, 7/1/2038	36,488	41,748
Pool AL9865 3.000%, 2/1/2047	759,248	796,358
Pool AS6201 3.500%, 11/1/2045	264,557	283,658
Pool BJ2553 3.500%, 12/1/2047	215,238	228,874
Pool BN6683 3.500%, 6/1/2049	434,528	458,456
Pool CA1624 3.000%, 4/1/2033	510,066	536,674
Pool MA0918 4.000%, 12/1/2041	105,605	115,433
Pool MA3687 4.000%, 6/1/2049	188,928	200,778
		2,661,979
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $3,743,805)		$3,941,907
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 2.946%, 10/25/2036(b)	$ 455	$ 428
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $449)		$428
US GOVERNMENTS – 56.32%
Sovereign – 56.32%
United States Treasury Note
2.375%, 8/15/2024	$ 5,160,000	$ 5,358,942
2.250%, 2/15/2027	10,075,000	10,561,040
2.375%, 5/15/2029	17,250,000	18,401,572

United States Treasury Bond
4.750%, 2/15/2037	5,775,000	8,208,170
3.500%, 2/15/2039	1,750,000	2,200,967
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

	Principal Amount	Value

TOTAL US GOVERNMENTS (Cost $43,322,807)		$44,730,691
CORPORATE BONDS – 33.95%
Automobiles – 0.93%
Ford Motor Credit Co. LLC
3.350%, 11/1/2022	$370,000	$ 374,625
3.375%, 11/13/2025	350,000	363,622

		738,247
Banks – 4.98%
Fifth Third Bancorp 8.250%, 3/1/2038	175,000	287,599
Goldman Sachs Group, Inc. 3.800% (U.S. Treasury Yield Curve Rate CMT 5Y + 2.969%), Perpetual(c)	585,000	582,075
JPMorgan Chase & Co. 3.599% (3M LIBOR + 3.470%), Perpetual(c)	1,317,000	1,323,585
USB Capital IX 3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(c)	1,830,000	1,762,352
		3,955,611
Commercial Services & Supplies – 3.01%
Iron Mountain, Inc. 4.875%, 9/15/2027(d)	645,000	668,852
Prime Security Services Borrower LLC
5.750%, 4/15/2026(d)	715,000	767,674
6.250%, 1/15/2028(d)	915,000	953,888

		2,390,414
Consumer Products – 3.76%
Avon Products, Inc. 6.500%, 3/15/2023	1,625,000	1,704,219
Coty, Inc. 5.000%, 4/15/2026(d)	520,000	535,615
Travel + Leisure Co. 6.625%, 7/31/2026(d)	670,000	742,923
		2,982,757
Containers & Packaging – 0.56%
Sealed Air Corp. 4.000%, 12/1/2027(d)	430,000	448,116
Electric Utilities – 1.47%
American Transmission Systems, Inc. 2.650%, 1/15/2032(d)	600,000	606,285
Commonwealth Edison Co. 5.900%, 3/15/2036	175,000	240,204
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

	Principal Amount	Value
FirstEnergy Corp. 7.375%, 11/15/2031	$240,000	$ 323,856
		1,170,345
Equipment – 0.01%
Continental Airlines Pass Through Trust Series 2007-1 5.983%, 4/19/2022	6,008	6,077
Food, Beverage & Tobacco – 1.11%
Pilgrim's Pride Corp.
5.875%, 9/30/2027(d)	210,000	221,747
4.250%, 4/15/2031(d)	625,000	656,250

		877,997
Health Care Facilities & Services – 1.33%
Tenet Healthcare Corp. 4.875%, 1/1/2026(d)	1,030,000	1,057,944
Homebuilders – 2.44%
PulteGroup, Inc. 5.500%, 3/1/2026	980,000	1,114,279
Toll Brothers Finance Corp. 4.875%, 11/15/2025	745,000	822,294
		1,936,573
Media – 0.87%
Charter Communications Operating LLC 4.908%, 7/23/2025	295,000	324,649
Netflix, Inc. 4.375%, 11/15/2026	330,000	365,475
		690,124
Oil, Gas & Consumable Fuels – 5.24%
BP Capital Markets Plc 3.506%, 3/17/2025	810,000	862,376
Continental Resources, Inc.
4.500%, 4/15/2023	355,000	365,817
4.375%, 1/15/2028	215,000	232,426

Exxon Mobil Corp. 2.397%, 3/6/2022	945,000	945,052
Occidental Petroleum Corp. 3.500%, 6/15/2025	555,000	568,461
Range Resources Corp.
4.875%, 5/15/2025	960,000	991,200
9.250%, 2/1/2026	180,000	194,003

		4,159,335
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

	Principal Amount	Value
Technology – 3.76%
Microsoft Corp. 2.400%, 2/6/2022	$1,000,000	$ 1,000,121
MicroStrategy, Inc. 0.000%, 2/15/2027(d),(e)	925,000	667,203
VMware, Inc.
4.500%, 5/15/2025	215,000	234,216
3.900%, 8/21/2027	995,000	1,083,960

		2,985,500
Telecommunications – 3.98%
AT&T, Inc. 3.000%, 6/30/2022	1,630,000	1,642,419
Sprint Spectrum Co. LLC 5.152%, 3/20/2028(d)	415,000	457,517
Telecom Italia Capital SA 6.375%, 11/15/2033	695,000	748,376
T-Mobile USA, Inc. 4.750%, 2/1/2028	300,000	315,750
		3,164,062
Transportation & Logistics – 0.50%
Allison Transmission, Inc. 4.750%, 10/1/2027(d)	380,000	395,770
TOTAL CORPORATE BONDS (Cost $25,832,090)		$26,958,872
ASSET BACKED SECURITIES – 1.60%
Student Loan – 1.60%
SLM Private Credit Student Loan Trust Series 2007-A, 0.443%, (3M LIBOR + 0.240%), 12/16/2041(c)	$189,882	$ 187,166
SLM Private Credit Student Loan Trust Series 2004-B, 0.633%, (3M LIBOR + 0.430%), 9/15/2033(c)	300,000	293,568
SLM Private Credit Student Loan Trust Series 2005-A, 0.513%, (3M LIBOR + 0.310%), 12/15/2038(c)	309,346	304,036
SLM Private Credit Student Loan Trust Series 2006-A, 0.493%, (3M LIBOR + 0.290%), 6/15/2039(c)	496,771	484,717
TOTAL ASSET BACKED SECURITIES (Cost $1,201,731)		$1,269,487
FOREIGN ISSUER BONDS – 0.26%
Telecommunications – 0.26%
SoftBank Group Corp., 4.750%, 9/19/2024	$200,000	$ 204,821
TOTAL FOREIGN ISSUER BONDS (Cost $207,127)		$204,821

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Core Plus Fixed Income Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

	Shares	Value
SHORT-TERM INVESTMENTS – 2.35%
Money Market Funds – 2.35%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(f)	1,867,495	$ 1,867,495
TOTAL SHORT-TERM INVESTMENTS (Cost $1,867,495)		$1,867,495
Total Investments (Cost $76,467,554) – 99.44%		$78,974,236
Other Assets in Excess of Liabilities – 0.56%		447,169
Total Net Assets – 100.00%		$79,421,405

Percentages are stated as a percent of net assets.

LIBOR London Interbank Offered Rate

(a)	Non-income producing security.
(b)	Variable rate security. The coupon is based on an underlying pool of loans.
(c)	Variable rate security. The coupon is based on a reference index and spread index.
(d)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,179,784 which represented 10.30% of the net assets of the Fund.
(e)	Zero coupon bond.
(f)	The rate shown is the annualized seven day yield as of December 31, 2021.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS – 98.16%
Aerospace & Defense – 4.08%
30	General Dynamics Corp.	$6,254
82	Textron, Inc.	6,331
		12,585
Air Freight & Logistics – 2.93%
35	FedEx Corp.	9,052
Banks – 13.46%
201	Bank of America Corp.	8,943
123	Citigroup, Inc.	7,428
40	JPMorgan Chase & Co.	6,334
24	PNC Financial Services Group, Inc.	4,812
104	Truist Financial Corp.	6,089
165	Wells Fargo & Co.	7,917
		41,523
Biotechnology – 0.38%
16	Gilead Sciences, Inc.	1,162
Building Products – 1.34%
51	Johnson Controls International Plc	4,147
Capital Markets – 3.68%
112	Bank of New York Mellon Corp.	6,505
52	State Street Corp.	4,836
		11,341
Chemicals – 2.51%
96	Corteva, Inc.	4,539
33	Westlake Chemical Corp.	3,205
		7,744
Communications Equipment – 1.23%
60	Cisco Systems, Inc.	3,802
Consumer Finance – 1.90%
117	OneMain Holdings, Inc.	5,855
Diversified Financial Services – 1.16%
12	Berkshire Hathaway, Inc. – Class B(a)	3,588
Electric Utilities – 0.77%
36	ALLETE, Inc.	2,389
Electrical Equipment – 1.69%
56	Emerson Electric Co.	5,206
Shares		Value
Electronic Equipment, Instruments & Components – 2.67%
84	Avnet, Inc.	$3,463
261	Flex Ltd.(a)	4,784
		8,247
Energy Equipment & Services – 1.69%
228	Halliburton Co.	5,214
Equity Real Estate Investment Trusts – 0.97%
13	Mid-America Apartment Communities, Inc.	2,983
Food Products – 1.79%
57	Ingredion, Inc.	5,508
Health Care Providers & Services – 12.50%
84	Cardinal Health, Inc.	4,325
35	Cigna Corp.	8,037
79	CVS Health Corp.	8,150
18	HCA Healthcare, Inc.	4,625
15	Laboratory Corp. of America Holdings(a)	4,713
35	McKesson Corp.	8,700
		38,550
Health Care Technology – 1.05%
152	Change Healthcare, Inc.(a)	3,250
Household Durables – 4.09%
31	Mohawk Industries, Inc.(a)	5,648
199	Taylor Morrison Home Corp.(a)	6,957
		12,605
Industrial Conglomerates – 1.04%
18	3M Co.	3,197
Insurance – 5.25%
116	American International Group, Inc.	6,596
51	Loews Corp.	2,946
270	Old Republic International Corp.	6,636
		16,178
Interactive Media & Services – 1.88%
2	Alphabet, Inc. – Class C(a)	5,787
IT Services – 6.31%
91	Amdocs Ltd.	6,810

The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS — December 31, 2021 (Unaudited) (continued)

Shares		Value
56	Cognizant Technology Solutions Corp. – Class A	$4,968
74	Fiserv, Inc.(a)	7,681
		19,459
Machinery – 1.01%
196	Gates Industrial Corp. Plc(a)	3,118
Media – 5.62%
155	Comcast Corp. – Class A	7,801
94	Fox Corp. – Class B	3,222
86	Omnicom Group, Inc.	6,301
		17,324
Oil, Gas & Consumable Fuels – 4.65%
77	Chevron Corp.	9,036
200	World Fuel Services Corp.	5,294
		14,330
Pharmaceuticals – 6.95%
31	Johnson & Johnson	5,303
Shares		Value
95	Merck & Co., Inc.	$7,281
150	Pfizer, Inc.	8,857
		21,441
Semiconductors & Semiconductor Equipment – 2.24%
15	Applied Materials, Inc.	2,361
49	Micron Technology, Inc.	4,564
		6,925
Software – 1.28%
6	Microsoft Corp.	2,018
22	Oracle Corp.	1,919
		3,937
Specialty Retail – 2.04%
3	AutoZone, Inc.(a)	6,289
TOTAL COMMON STOCKS (Cost $286,906)		$302,736

	Shares	Value
SHORT-TERM INVESTMENTS – 0.87%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%, (b)	2,687	$2,687
TOTAL SHORT-TERM INVESTMENTS (Cost $2,687)		$2,687
Total Investments (Cost $289,593) – 99.03%		$305,423
Other Assets in Excess of Liabilities – 0.97%		3,004
TOTAL NET ASSETS – 100.00%		$308,427

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown is the annualized seven day yield as of December 31, 2021.
The industry classifications represented in the Schedule of Investments are in accordance with Global Industry Classification Standards (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC or were otherwise determined by the Advisor to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes U.S. Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY — December 31, 2021

COMMON STOCKS
Singapore	1.55%
United States	96.61%
TOTAL COMMON STOCKS	98.16%
SHORT-TERM INVESTMENTS	0.87%
TOTAL INVESTMENTS	99.03%
Other Assets in Excess of Liabilities	0.97%
TOTAL NET ASSETS	100.00%
The accompanying notes to financial statements are an integral part of these Schedule of Investments.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Brandes International Equity Fund (the “International Fund”), the Brandes Global Equity Fund (the “Global Fund”), the Brandes Emerging Markets Value Fund (the “Emerging Markets Fund”), the Brandes International Small Cap Equity Fund (the “International Small Cap Fund”), the Brandes Small Cap Value Fund (the “Small Cap Value Fund”), the Brandes Core Plus Fixed Income Fund (the “Core Plus Fund”) and the Brandes U.S. Value Fund (the "U.S. Value Fund") (each a “Fund” and collectively the “Funds”) are series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company.
The International Fund, Global Fund, Emerging Markets Fund, International Small Cap Fund, Small Cap Value Fund, Core Plus Fund and U.S. Value Fund began operations on January 2, 1997, October 6, 2008, January 31, 2011, February 1, 2012, January 2, 2018, December 28, 2007 and October 1, 2021, respectively. Prior to January 31, 2011 for the Emerging Markets Fund, February 1, 2012 for the International Small Cap and January 2, 2018 for the Small Cap Value Fund, these Funds’ portfolios were managed as private investment funds with investment objectives, investment policies and strategies that were, in all material respects, equivalent to those of the Emerging Markets Fund, International Small Cap Fund and Small Cap Value Fund, respectively.
The International Fund, Emerging Markets Fund and International Small Cap Fund have four classes of shares: Class A, Class C, Class I and Class R6. The Global Fund has three classes of shares: Class A, Class C and Class I. The Small Cap Value Fund, Core Plus Fund and U.S. Value Fund have three classes of shares: Class A, Class I and Class R6.
The International Fund and Global Fund invest their assets primarily in equity securities of issuers with market capitalizations greater than $5 billion. The International, International Small Cap and Emerging Markets Funds invest their assets in securities of foreign companies, while the Global Fund invests its assets in securities of foreign and domestic companies. The Small Cap Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations less than $5 billion. The Core Plus Fund invests predominantly in debt securities issued by U.S. and foreign companies and debt obligations issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities. The U.S. Value Fund invests primarily in U.S. equity securities of issuers with market capitalizations greater than $5 billion.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Funds have the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

B.	Security Valuation. Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Equity securities traded on an exchange for which there have been no sales on the valuation date are generally valued at the mean between last bid and ask price on such day and are categorized as Level 2 of the fair value hierarchy, or are fair valued by the Fair Valuation Committee.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign securities to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. As of December 31, 2021, the International Fund, Global Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $578,348,144, $23,621,750, $804,116,889 and $190,680,129 that represent 87.80%, 48.52%, 65.90%, and 50.90% of each Fund’s net assets, respectively, that were fair valued using these valuation adjustments.
Fixed income securities (other than repurchase agreements and demand notes) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed delivery basis and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Rights that are traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchange is open. A right is a privilege offered by a corporation to its shareholders pro rata to subscribe to a certain security at a specified price, often for a short period. Rights may or may not be transferable. Rights that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market based yield spreads for each tranche, and current market data and incorporate packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust). Repurchase agreements and demand notes that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.
Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Fair Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board. The Fair Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The securities fair valued by the Fair Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3 of the fair value hierarchy. Certain vendor priced securities may also be considered Level 3 if significant unobservable inputs are used by the vendors.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
The following is a summary of the level inputs used, as of December 31, 2021, involving the Funds' assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
International Fund
Common Stocks
Communication Services	$—	$64,680,056	$—	$64,680,056
Consumer Discretionary	—	70,525,393	—	70,525,393
Consumer Staples	—	106,113,392	—	106,113,392
Energy	—	45,221,162	—	45,221,162
Financials	4,358,618	114,348,757	—	118,707,375
Health Care	—	100,258,754	—	100,258,754
Industrials	22,307,512	6,133,153	—	28,440,665
Materials	9,215,512	32,364,706	—	41,580,218
Real Estate	15,393,074	—	—	15,393,074
Utilities	—	12,808,426	—	12,808,426
Total Common Stocks	51,274,716	552,453,799	—	603,728,515
Preferred Stocks
Energy	—	21,252,509	—	21,252,509
Health Care	—	14,549,359	—	14,549,359
Total Preferred Stocks	—	35,801,868	—	35,801,868
Short-Term Investments	19,647,773	—	—	19,647,773
Total Investments in Securities	$70,922,489	$588,255,667	$—	$659,178,156

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Global Fund
Common Stocks
Communication Services	$666,520	$2,026,658	$—	$2,693,178
Consumer Discretionary	1,120,751	4,415,613	—	5,536,364
Consumer Staples	—	3,076,744	—	3,076,744
Energy	1,110,576	3,119,153	—	4,229,729
Financials	8,642,839	3,120,063	—	11,762,902
Health Care	7,529,689	2,605,858	—	10,135,547
Industrials	2,912,997	1,271,428	—	4,184,425
Materials	—	1,433,753	—	1,433,753
Real Estate	706,634	—	—	706,634
Technology	1,100,928	1,482,891	—	2,583,819
Utilities	197,014	885,925	—	1,082,939
Total Common Stocks	23,987,948	23,438,086	—	47,426,034
Preferred Stocks
Health Care	381,281	—	—	381,281
Technology	—	183,662	—	183,662
Total Preferred Stocks	381,281	183,662	—	564,943
Short-Term Investments	790,950	—	—	790,950
Total Investments in Securities	$25,160,179	$23,621,748	$—	$48,781,927
Emerging Markets Fund
Common Stocks
Communication Services	$28,632,480	$140,018,578	$—	$168,651,058
Consumer Discretionary	37,294,839	184,866,963	—	222,161,802
Consumer Staples	—	74,789,171	—	74,789,171
Energy	—	18,566,236	—	18,566,236
Financials	40,797,098	167,848,972	—	208,646,070
Health Care	—	36,740,009	—	36,740,009
Industrials	80,807,685	20,104,258	—	100,911,943
Materials	27,640,501	25,723,212	—	53,363,713
Real Estate	57,181,333	—	—	57,181,333
Technology	26,253,292	218,211,606	—	244,464,898
Utilities	8,366,860	—	—	8,366,860
Total Common Stocks	306,974,088	886,869,005	—	1,193,843,093
Preferred Stocks
Energy	—	24,997,884	—	24,997,884
Total Investments in Securities	$306,974,088	$911,866,889	$—	$1,218,840,977

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
International Small Cap Fund
Common Stocks
Communication Services	$11,097,971	$11,643,868	$—	$22,741,839
Consumer Discretionary	22,755,764	19,708,362	—	42,464,126
Consumer Staples	26,728,688	28,682,087	—	55,410,775
Energy	7,147,524	6,140,774	—	13,288,298
Financials	20,147,608	34,769,617	—	54,917,225
Health Care	7,229,598	20,545,487	—	27,775,085
Industrials	24,796,131	44,206,255	—	69,002,386
Materials	2,425,308	16,095,608	—	18,520,916
Real Estate	22,202,390	7,489,937	—	29,692,327
Technology	4,672,613	5,885,671	—	10,558,284
Utilities	5,159,224	3,613,584	—	8,772,808
Total Common Stocks	154,362,819	198,781,250	—	353,144,069
Preferred Stocks
Health Care	5,529,852	—	—	5,529,852
Investment Companies
Financials	2,247,983	—	—	2,247,983
Short-Term Investments	3,553,957	—	—	3,553,957
Total Investments in Securities	$165,694,611	$198,781,250	$—	$364,475,861
Small Cap Value Fund
Common Stocks
Consumer Discretionary	$117,888	$—	$—	$117,888
Consumer Staples	207,161	—	—	207,161
Energy	303,132	—	—	303,132
Financials	291,424	—	—	291,424
Health Care	416,220	—	28,425	444,645
Industrials	785,382	—	—	785,382
Real Estate	87,775	—	—	87,775
Technology	306,520	—	—	306,520
Utilities	62,690	—	—	62,690
Total Common Stocks	2,578,192	—	28,425	2,606,617
Corporate Bonds	—	13,143	—	13,143
Investment Companies
Financials	43,796	—	—	43,796
Short-Term Investments	194,677	—	—	194,677
Total Investments in Securities	$2,816,665	$13,143	$28,425	$2,858,233

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Description	Level 1	Level 2	Level 3	Total
Core Plus Fund
Common Stocks
Consumer Discretionary	$535	$—	$—	$535
Asset Backed Securities	—	1,269,487	—	1,269,487
Corporate Bonds	—	26,958,872	—	26,958,872
Government Securities	—	44,730,691	—	44,730,691
Foreign Issuer Bonds
Communication Services	—	204,821	—	204,821
Mortgage Backed Securities	—	3,942,335	—	3,942,335
Short-Term Investments	1,867,495	—	—	1,867,495
Total Investments in Securities	$1,868,030	$77,106,206	$—	$78,974,236
U.S. Value Fund
Common Stocks
Communication Services	$23,110	$—	$—	$23,110
Consumer Discretionary	18,894	—	—	18,894
Consumer Staples	5,509	—	—	5,509
Energy	19,544	—	—	19,544
Exchange Traded Funds	2,983	—	—	2,983
Financials	78,487	—	—	78,487
Health Care	64,404	—	—	64,404
Industrials	37,304	—	—	37,304
Materials	7,744	—	—	7,744
Technology	42,368	—	—	42,368
Utilities	2,389	—	—	2,389
Total Common Stocks	302,736	—	—	302,736
Short-Term Investments	2,687	—	—	2,687
Total Investments in Securities	$305,423	$—	$—	$305,423
There were no Level 3 securities in the International, Global, Emerging Markets, International Small Cap, Core Plus, and U.S. Value Funds at the beginning or during the periods presented.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value in the Small Cap Value Fund:
	Balance As Of 9/30/21	Realized Gain (Loss) (000s)	Change In Unrealized Appreciation (Depreciation) (000s)	Purchases (000s)	Sales (000s)	Transfers Into Level 3 (000s)	Transfers Out Of Level 3 (000s)	Balance As Of 12/31/21	Change In Unrealized Appreciation (Depreciation) (000s)
Common Stocks
United States	$28,425	$—	$—	$—	$—	$—	$—	$28,425	$—
Total	$28,425	$—	$—	$—	$—	$—	$—	$28,425	$—
The Small Cap Value Fund held one level 3 security with a fair value of $28,425 at 12/31/2021. The valuation technique used for this security was the last observable price and the unobservable input used was management’s estimate of net liquidation value.

Brandes Investment Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

NOTE 3–TRANSACTIONS WITH AFFILIATES
The following issuers were affiliated with the International Small Cap Fund as defined in Section (2)(a)(3) of the 1940 Act, as these Funds held 5% or more of the outstanding voting securities of the following issuers during the period from October 1, 2021 through December 31, 2021:
International Small Cap Fund
Issuer Name	Value At October 1, 2021	Purchases	Sales Proceeds	Realized Gain/(Loss)	Unrealized Appreciation/(Depreciation)	Value At December 31, 2021	Dividend Income
Desarrolladora Homex SAB de CV	$934,314	$—	$—	$—	$(197,184)	$737,130	$—
Urbi Desarrollos Urbanos SAB de CV	361,606	—	—	—	(85,739)	275,867	—
	$1,295,920	$—	$—	$—	$(282,923)	$1,012,997	$—
NOTE 4–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.